Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Provisions [abstract]
Provisions

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Current liabilities
Non-refundable sales tax and other provisions	13,375	6,172